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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                   	  Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Mid-Cap Value Fund
             Schedule of Investments  1/31/10 (unaudited)

Shares                                                          Value
             COMMON STOCKS - 99.6 %
             Energy - 8.3 %
             Coal & Consumable Fuels - 0.8 %
275,000      Consol Energy, Inc.                             $12,817,750
             Oil & Gas Drilling - 0.9 %
159,000      Transocean, Ltd. *                              $13,473,660
             Oil & Gas Equipment & Services - 1.1 %
593,809      Smith International, Inc. (b)                   $18,004,289
             Oil & Gas Exploration & Production - 4.1 %
364,700      Devon Energy Corp.                              $24,402,077
361,200      Noble Affiliates, Inc.                           26,707,128
283,000      Range Resources Corp.                            13,018,000
                                                             $64,127,205
             Oil & Gas Storage & Transportation - 1.4 %
2,218,500    El Paso Corp.                                   $22,517,775
             Total Energy                                    $130,940,679
             Materials - 7.7 %
             Construction Materials - 0.3 %
65,900       Martin Marietta Materials, Inc. * (b)           $5,217,962
             Diversified Chemical - 0.9 %
289,500      FMC Corp.                                       $14,747,130
             Diversified Metals & Mining - 0.9 %
225,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)  $15,005,250
             Forest Products - 0.9 %
350,000      Weyerhaeuser Co. (b)                            $13,965,000
             Gold - 0.5 %
200,000      Newmont Mining Corp.                            $8,572,000
             Industrial Gases - 1.0 %
364,474      Airgas, Inc.                                    $15,402,671
             Metal & Glass Containers - 2.1 %
650,000      Ball Corp.                                      $33,013,500
             Paper Packaging - 1.1 %
959,600      Temple-Inland, Inc. (b)                         $16,668,252
             Total Materials                                 $122,591,765
             Capital Goods - 9.1 %
             Aerospace & Defense - 2.5 %
420,000      ITT Corp.                                       $20,290,200
225,000      L-3 Communications Holdings, Inc.                18,751,500
                                                             $39,041,700
             Electrical Component & Equipment - 0.7 %
225,000      Rockwell International Corp.                    $10,854,000
             Industrial Machinery - 4.5 %
518,400      Crane Co. (b)                                   $15,821,568
111,600      Eaton Corp.                                      6,834,384
622,735      Kennametal, Inc. (b)                             15,244,553
381,536      Snap-On Inc.                                     15,597,192
345,200      SPX Corp.                                        18,792,688
                                                             $72,290,385
             Trading Companies & Distributors - 1.4 %
225,000      W.W. Grainger, Inc. (b)                         $22,338,000
             Total Capital Goods                             $144,524,085
             Commercial Services & Supplies - 3.2 %
             Environmental & Facilities Services - 0.8 %
500,000      Republic Services, Inc.                         $13,395,000
             Office Services & Supplies - 1.0 %
475,000      Avery Dennison Corp.                            $15,442,250
             Research & Consulting Services - 1.4 %
700,000      Equifax, Inc. *                                 $22,400,000
             Total Commercial Services & Supplies            $51,237,250
             Automobiles & Components - 2.0 %
             Auto Parts & Equipment - 1.2 %
556,000      BorgWarner, Inc. *                              $19,510,040
             Motorcycle Manufacturers - 0.8 %
525,000      Harley-Davidson, Inc. (b)                       $11,938,500
             Total Automobiles & Components                  $31,448,540
             Consumer Durables & Apparel - 2.6 %
             Homebuilding - 1.6 %
1,268,400    Pulte Homes, Inc. *                             $13,343,568
664,800      Toll Brothers, Inc. * (b)                        12,278,856
                                                             $25,622,424
             Housewares & Specialties - 1.0 %
362,266      Fortune Brands, Inc.                            $15,059,398
             Total Consumer Durables & Apparel               $40,681,822
             Consumer Services - 2.4 %
             Casinos & Gaming - 0.4 %
558,300      MGM Mirage Corp, * (b)                          $6,174,798
             Hotels, Resorts & Cruise Lines - 0.6 %
407,800      Wyndham Worldwide Corp                          $8,559,722
             Restaurants - 1.4 %
550,000      Burger King Holdings, Inc. (b)                  $9,592,000
674,100      Jack In The Box, Inc. * (b)                      13,151,691
                                                             $22,743,691
             Total Consumer Services                         $37,478,211
             Media - 3.6 %
             Advertising - 2.0 %
4,800,000    The Interpublic Group of Companies, Inc. *      $31,008,000
             Broadcasting - 0.4 %
539,600      CBS Corp. (Class B)                             $6,977,028
             Movies & Entertainment - 1.2 %
650,000      Viacom, Inc. (Class B) *                        $18,941,000
             Total Media                                     $56,926,028
             Retailing - 1.9 %
             Apparel Retail - 0.8 %
644,667      Gap, Inc.                                       $12,300,246
             Computer & Electronics Retail - 1.1 %
502,800      Best Buy Co., Inc.                              $18,427,620
             Total Retailing                                 $30,727,866
             Food & Drug Retailing - 1.0 %
             Food Retail - 1.0 %
754,900      Kroger Co.                                      $16,177,507
             Total Food & Drug Retailing                     $16,177,507
             Food, Beverage & Tobacco - 4.8 %
             Brewers - 1.1 %
421,400      Molson Coors Brewing Co. (Class B) (b)          $17,698,800
             Distillers & Vintners - 1.0 %
990,298      Constellation Brands, Inc. *                    $15,923,992
             Packaged Foods & Meats - 2.7 %
256,200      Campbell Soup Co.                               $8,482,782
475,000      Hershey Foods Corp.                              17,304,250
275,000      The J.M. Smucker Co.                             16,519,250
                                                             $42,306,282
             Total Food, Beverage & Tobacco                  $75,929,074
             Household & Personal Products - 1.2 %
             Personal Products - 1.2 %
350,000      Estee Lauder Co. (b)                            $18,382,000
             Total Household & Personal Products             $18,382,000
             Health Care Equipment & Services - 5.3 %
             Health Care Equipment - 0.9 %
256,600      Baxter International, Inc.                      $14,777,594
             Health Care Services - 2.8 %
1,750,000    Omnicare, Inc.                                  $43,750,000
             Managed Health Care - 1.6 %
420,900      Aetna, Inc.                                     $12,614,373
410,900      United Healthcare Group, Inc.                    13,559,700
                                                             $26,174,073
             Total Health Care Equipment & Services          $84,701,667
             Pharmaceuticals & Biotechnology - 2.6 %
             Life Sciences Tools & Services - 1.3 %
437,400      Thermo Fisher Scientific, Inc. *                $20,186,010
             Pharmaceuticals - 1.3 %
708,100      Forest Laboratories, Inc. *                     $20,988,084
             Total Pharmaceuticals & Biotechnology           $41,174,094
             Banks - 6.0 %
             Diversified Banks - 0.4 %
199,900      Comerica, Inc. (b)                              $6,898,549
             Regional Banks - 4.9 %
678,200      Associated Banc-Corp.                           $8,626,704
818,400      Fifth Third Bancorp *                            10,180,896
3,178,700    KeyCorp (b)                                      22,823,066
125,000      M&T Bank Corp. (b)                               9,218,750
302,700      PNC Bank Corp.                                   16,778,661
373,100      SunTrust Banks, Inc.                             9,077,523
                                                             $76,705,600
             Thrifts & Mortgage Finance - 0.7 %
700,000      People's Bank, Inc.                             $11,319,000
             Total Banks                                     $94,923,149
             Diversified Financials - 4.7 %
             Asset Management & Custody Banks - 2.6 %
89,300       Franklin Resources, Inc.                        $8,843,379
625,000      Northern Trust Corp.                             31,575,000
                                                             $40,418,379
             Investment Banking & Brokerage - 2.1 %
875,000      Lazard, Ltd.                                    $33,722,500
             Total Diversified Financials                    $74,140,879
             Insurance - 9.2 %
             Insurance Brokers - 1.1 %
850,800      Marsh & McLennan Co., Inc.                      $18,343,248
             Life & Health Insurance - 2.5 %
1,994,600    UNUM Group, Inc.                                $39,034,322
             Multi-Line Insurance - 1.8 %
500,000      Assurant, Inc.                                  $15,715,000
515,100      Hartford Financial Services Group, Inc.          12,357,249
                                                             $28,072,249
             Property & Casualty Insurance - 2.1 %
1,060,900    Assured Guaranty, Ltd.                          $24,039,994
517,400      Progressive Corp. *                              8,578,492
                                                             $32,618,486
             Reinsurance - 1.7 %
500,000      RenaissanceRe Holdings, Ltd.                    $27,090,000
             Total Insurance                                 $145,158,305
             Real Estate - 6.7 %
             Diversified Real Estate Investment Trust - 1.0 %
255,526      Vornado Realty Trust (b)                        $16,527,422
             Mortgage Real Estate Investment Trust - 1.5 %
1,000,000    Annaly Capital Management, Inc.                 $17,380,000
315,370      Starwood Property Trust, Inc.                    6,184,406
                                                             $23,564,406
             Office Real Estate Investment Trust - 1.8 %
206,775      Alexandria Real Estate Equities, Inc. (b)       $12,350,671
241,807      Boston Properties, Inc. (b)                      15,686,020
                                                             $28,036,691
             Residential Real Estate Investment Trust - 0.5 %
225,100      Equity Residential Property Trust, Inc.         $7,214,455
             Retail Real Estate Investment Trust - 0.5 %
225,000      Regency Centers Corp. (b)                       $7,535,250
             Specialized Real Estate Investment Trust - 1.4 %
140,000      Public Storage, Inc. (b)                        $11,085,200
275,000      Ventas, Inc. *                                   11,605,000
                                                             $22,690,200
             Total Real Estate                               $105,568,424
             Software & Services - 6.3 %
             Application Software - 1.2 %
2,577,704    Compuware Corp. *                               $19,564,773
             Data Processing & Outsourced Services - 3.2 %
1,300,000    Western Union Co.                               $24,102,000
500,000      Computer Sciences Corp. *                        25,650,000
                                                             $49,752,000
             Home Entertainment Software - 0.5 %
458,400      Electronic Arts, Inc. * (b)                     $7,462,752
             Internet Software & Services - 0.4 %
408,500      Yahoo! Inc. *                                   $6,131,585
             Systems Software - 1.0 %
735,400      CA, Inc.                                        $16,208,216
             Total Software & Services                       $99,119,326
             Technology Hardware & Equipment - 1.5 %
             Communications Equipment - 0.8 %
197,600      Qualcomm, Inc.                                  $7,743,944
89,000       Research In Motion Corp. *                       5,603,440
                                                             $13,347,384
             Computer Hardware - 0.7 %
400,000      Teradata Corp. *                                $11,188,000
             Total Technology Hardware & Equipment           $24,535,384
             Semiconductors - 0.9 %
526,597      Analog Devices, Inc.                            $14,197,055
             Total Semiconductors                            $14,197,055
             Telecommunication Services - 1.5 %
             Integrated Telecommunication Services - 1.5 %
684,200      Century Telephone Enterprises, Inc.             $23,269,642
             Total Telecommunication Services                $23,269,642
             Utilities - 7.2 %
             Electric Utilities - 1.7 %
500,000      Edison International, Inc.                      $16,660,000
250,000      FirstEnergy Corp.                                10,905,000
                                                             $27,565,000
             Gas Utilities - 1.1 %
403,600      Questar Corp.                                   $16,741,328
             Independent Power Producer & Energy Traders - 1.1 %
759,600      NRG Energy, Inc. * (b)                          $18,313,956
             Multi-Utilities - 3.3 %
651,097      Public Service Enterprise Group, Inc.           $19,917,057
630,658      Sempra Energy Co.                                32,005,893
                                                             $51,922,950
             Total Utilities                                 $114,543,234
             TOTAL COMMON STOCKS
             (Cost  $1,454,527,158)                        $1,578,375,986

Principal
Amount ($)
             TEMPORARY CASH INVESTMENTS - 7.5 %
             Securities Lending Collateral  - 7.5 % (c)
             Certificates of Deposit:
3,505,767    Bank of Nova Scotia, 0.19%, 2/17/10             $3,505,767
3,505,767    DnB NOR Bank ASA NY, 0.2%, 2/17/10               3,505,767
3,187,061    Royal Bank of Canada, 0.23%, 1/21/11             3,187,061
3,187,113    Svenska NY, 0.20%, 3/30/10                       3,187,113
3,824,474    Rabobank Nederland NY, 0.19%, 3/2/10             3,824,474
341,537      Westpac Banking NY, 1.35%, 3/19/10                341,537
3,187,061    Societe Generale, 0.21%, 3/4/10                  3,187,061
3,505,767    CBA Financial, 0.27%, 1/3/11                     3,505,767
970,393      BNP Paribas, 0.70%, 6/4/10                        970,393
2,262,434    Wachovia Bank NA, 1.17%, 5/14/10                 2,262,434
                                                             $27,477,374
             Commercial Paper:
2,548,717    BBVA London, 0.28%, 3/18/10                     $2,548,717
683,757      US Bancorp, 0.68%, 5/6/10                         683,757
641,732      American Honda Finance, 0.68%, 2/5/10             641,732
956,856      GE Capital Corp., 0.81%, 8/20/10                  956,856
345,008      GE Capital Corp., 0.29%, 10/21/10                 345,008
347,329      GE Capital Corp., 0.29%, 10/6/10                  347,329
2,549,254    HND AF, 0.18%, 3/2/10                            2,549,254
3,505,378    HSBC, 0.20%, 2/19/10                             3,505,378
355,470      John Deer Capital Corp., 0.33%, 7/6/10            355,470
2,698,787    JPMorgan Chase & Co., 0.57%, 9/24/10             2,698,787
3,186,455    NABPP, 0.19%, 3/8/10                             3,186,455
2,484,544    PARFIN, 0.25%, 4/19/10                           2,484,544
3,186,282    Cafco, 0.20%, 3/15/10                            3,186,282
3,505,171    Char FD, 0.18%, 3/5/10                           3,505,171
3,184,472    WSTPAC, 0.25%, 5/27/10                           3,184,472
1,911,844    Ciesco, 0.20%, 3/8/10                            1,911,844
1,593,362    Ciesco, 0.20%, 2/18/10                           1,593,362
3,187,061    Toyota Motor Credit Corp., 0.23%, 1/10/11        3,187,061
1,593,249    GE, 0.30%, 1/26/11                               1,593,249
1,596,047    Kithaw, 0.21%, 3/2/10                            1,596,047
1,634,936    Kithaw, 0.20%, 2/23/10                           1,634,936
2,188,916    Old LLC, 0.19%, 3/17/10                          2,188,916
893,826      Old LLC, 0.18%, 2/17/10                           893,826
1,088,197    Ranger, 0.20%, 3/12/10                           1,088,197
1,274,232    Ranger, 0.20%, 5/3/10                            1,274,232
2,230,813    SRCPP, 0.19%, 2/3/10                             2,230,813
587,897      STRAIT, 0.19%, 4/1/10                             587,897
955,436      TB LLC, 0.19%, 2/8/10                             955,436
1,752,200    TB LLC, 0.20%, 3/5/10                            1,752,200
637,827      TB LLC, 0.10%, 2/9/10                             637,827
3,634,735    Bank of America, 0.87%, 5/12/10                  3,634,735
637,466      BBVA Senior US, 0.30%, 3/12/10                    637,466
3,614,030    Santander, 0.30%, 7/23/10                        3,614,030
1,274,399    WFC, 0.33%, 12/2/10                              1,274,399
                                                             $62,465,685
             Tri-party Repurchase Agreements:
12,748,245   Deutsche Bank, 0.1%, 2/1/10                     $12,748,245
11,007,217   Barclays Capital Markets, 0.11%, 2/1/10          11,007,217
                                                             $23,755,462
Shares
             Money Market Mutual Funds:
2,549,650    Dreyfus Preferred Money Market Fund             $2,549,650
2,549,649    Blackrock Liquidity Temporary Cash Fund          2,549,649
                                                             $5,099,299
             Total Securities Lending Collateral             $118,797,820
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $118,797,820)                            $118,797,820

             TOTAL INVESTMENT IN SECURITIES - 107.1%
             (Cost  $1,573,324,978) (a)                     $1,697,173,806

             OTHER ASSETS AND LIABILITIES - (7.1)%          $(113,192,270)

             TOTAL NET ASSETS - 100.0%                      $1,583,981,536

(a)          At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $1,573,324,978 was as follows:

             Aggregate gross unrealized gain for all investments
             in which there is an excess of value over tax   $235,189,161

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over va (112,439,093)

             Net unrealized gain                             $122,750,068

(b)         At January 31, 2010, the following securities were out on loan:

Shares                           Security                       Value
192,600      Alexandria Real Estate Equities, Inc.           $11,503,998
23,300       Boston Properties, Inc.                          1,511,471
544,500      Burger King Holdings, Inc.                       9,496,080
6,900        Comerica, Inc.                                     238,119
16,400       Crane Co.                                          500,528
247,100      Electronic Arts, Inc. *                          4,022,788
238,200      Estee Lauder Co.                                 12,510,264
517,500      Harley-Davidson, Inc.                            11,767,950
1,900        Jack In The Box, Inc. *                             37,069
18,200       Kennametal, Inc.                                   445,536
329,400      KeyCorp                                          2,365,092
123,700      M&T Bank Corp.                                   9,122,875
65,000       Martin Marietta Materials, Inc. *                5,146,700
440,000      MGM Mirage Corp, *                               4,866,400
250,000      Molson Coors Brewing Co. (Class B)               10,500,000
75,400       NRG Energy, Inc. *                               1,817,894
15,900       Public Storage, Inc.                             1,258,962
67,900       Regency Centers Corp.                            2,273,971
37,300       Smith International, Inc.                        1,130,936
250,000      Temple-Inland, Inc.                              4,342,500
10,000       Toll Brothers, Inc. *                              184,700
73,680       Vornado Realty Trust                             4,765,622
3,400        W.W. Grainger, Inc.                                337,552
291,900      Weyerhaeuser Co.                                 11,646,810
             Total                                           $111,793,818

(c)          Securities lending collateral is managed by Credit
             Suisse AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

                                  Level 1      Level 2   Level 3     Total
Common Stocks                $1,578,375,986     $0        $0   $1,578,375,986
Temporary Cash Investments          0        113,698,521   0      113,698,521
Money Market Mutual Funds         5,099,299      0         0        5,099,299
Total                        $1,583,475,285 $113,698,521  $0   $1,697,173,806


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.